UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [X ]; Amendment Number:  _2_
  This Amendment (Check only one.):[  ] is a restatement.
                                   [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALLIANCEBERNSTEIN
Address:   1345 Avenue of the Americas
           NewYork, N.Y.  10105


Form 13F File Number:  28-10562

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Laurence Bertan
Title:  SVP and Head of Regulatory Reporting
Phone:  212-969-1309

Signature, Place, and Date of Signing:

 /s/ Laurence Bertan           New York, NY              May 9, 2013
--------------------------    --------------------         --------------------
 [Signature]                   [City, State]                [Date]

All media outlets, please contact Andrea Prochniak at AllianceBernstein (212-756-4542) with any questions. All other questions can be directed to Section13USFilings@alliancebernstein.com


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                     3

Form 13F Information Table Entry Total:               11

Form 13F Information Table Value Total:       $1,881,288 (Thousands)




List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

 01  AXA SA (28-3570)
 02  AXA ASSURANCES I.A.R.D. MUTUELLE (28-3636) & AXA ASSURANCES VIE MUTUELLE
      (28-3638) (collectively, the "Mutuelles AXA"), as a group
 03  AXA FINANCIAL, INC. (28-3344)

FORM 13F INFORMATION TABLE
            ITEM 1       ITEM 2  ITEM 3    ITEM 4    ITEM 5         ITEM 6         ITEM 7                  ITEM 8

                         TITLE              FAIR   SHARES OR   PUT/ INVESTMENT DISCRETION                VOTING AUTHORITY (SHARES)
                           OF    CUSIP     MARKET  PRINCIPAL   CALL  (A)    (B)    (C)                  (A)        (B)       (C)
        Name of Issuer   CLASS   NUMBER     VALUE  AMOUNT           SOLE DEFINED OTHER     Managers     SOLE      SHARED     NONE


AMERICAN AXLE & MFG HOL    COM  024061103        814      59600 PUT         X          01 02 03       59600         0         0
BEAZER HOMES USA INC       COM  07556Q881       2717     171500 CAL         X          01 02 03      171500         0         0
COINSTAR INC               COM  19259P300        637      10900 PUT         X          01 02 03       10900         0         0
HASBRO INC                 COM  418056107       1204      27400 PUT         X          01 02 03       27400         0         0
INTERPUBLIC GROUP COS I    COM  460690100        343      26300 PUT         X          01 02 03       26300         0         0
ISHARES MSCI EMERG MKT     COM  464287234     785013   18354300 PUT         X          01 02 03    18354300         0         0
ISHARES MSCI EAFE INDEX    COM  464287465     977540   16574100 PUT         X          01 02 03    16574100         0         0
MARKET VECTORS ETF         COM  57060U506       9713     350000 CAL         X          01 02 03      350000         0         0
POWERSHS DB US DOLLAR I    COM  73936D107        845      37400 CAL         X          01 02 03       37400         0         0
SPDR S&P 500 ETF TR        COM  78462F103      21150     135000 CAL         X          01 02 03      135000         0         0
SPDR S&P 500 ETF TR        COM  78462F103      81312     519000 PUT         X          01 02 03      519000         0         0




GRAND TOTAL                                    1,881,288

